Acquisitions, Goodwill and Intangible Assets (Details) - Business Acquisition, Pro Forma Information (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Acquisitions, Goodwill and Intangible Assets (Details) - Business Acquisition, Pro Forma Information [Line Items]
Earnings (Loss)	$ (1,192,229)	$ (478,928)	$ (4,013,127)	$ (1,869,831)
Scenario, Actual [Member] | 2013 Acquisitions [Member]
Acquisitions, Goodwill and Intangible Assets (Details) - Business Acquisition, Pro Forma Information [Line Items]
Revenue			3,057,071
Earnings (Loss)			569,697
Pro Forma [Member] | 2013 Acquisitions [Member]
Acquisitions, Goodwill and Intangible Assets (Details) - Business Acquisition, Pro Forma Information [Line Items]
Revenue			6,420,000	5,200,000
Earnings (Loss)			$ (3,420,000)	$ (1,275,000)